UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   2/28
                         --------------

                            PORTFOLIO HOLDINGS FOR
                            RIVERSOURCE TAX-EXEMPT
                               HIGH INCOME Fund
                               AT FEB. 28, 2006

INVESTMENTS IN SECURITIES

RiverSource Tax-Exempt High Income Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 Municipal Bonds (95.2%)

Name of                 Coupon          Principal                  Value(a)
issuer and               rate            amount
title of
issue(i,j)

Alabama (1.2%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%        $11,195,000                $11,997,906
Birmingham Waterworks & Sewer Board
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-33               5.25           4,000,000                  4,256,600
City of Birmingham
  Prerefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25           2,730,000                  2,903,027
City of Birmingham
  Unrefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25             270,000                    285,576
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50           3,425,000                  3,796,304
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75           1,000,000                  1,053,960
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50           8,750,000                  9,471,263
   01-01-23               5.25           7,500,000                  7,953,525
Total                                                              41,718,161

 Municipal Bonds (continued)

Name of                 Coupon         Principal                   Value(a)
issuer and               rate           amount
title of
issue(i,j)

Alaska (0.2%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00%         $2,000,000                 $2,289,960
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   10-01-14               5.00           1,500,000(c)               1,597,875
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   10-01-17               5.00           1,500,000(c)               1,596,315
Total                                                               5,484,150

Arizona (1.1%)
Arizona School Facilities Board
  Prerefunded Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25           4,100,000                  4,465,023
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00           1,240,000                  1,334,488
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38           2,500,000                  2,637,925
   07-01-26               5.50           5,000,000                  5,297,400
Maricopa County
  Revenue Bonds
  Sun Health Corporation Series 2005
   04-01-25               5.00           5,195,000                  5,247,677

 Municipal Bonds (continued)

Name of                 Coupon         Principal                    Value(a)
issuer and               rate           amount
title of
issue(i,j)

Arizona (cont.)
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00%         $3,335,000                 $3,493,913
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00           1,800,000                  1,937,160
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Civic Plaza Expansion Project
  Series 2005A (FGIC)
   07-01-41               5.00           6,000,000                  6,267,960
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00           1,585,000                  1,660,525
   07-01-19               5.00           2,000,000                  2,127,140
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50           1,345,000                  1,485,189
   07-01-13               5.50           2,380,000                  2,668,861
   07-01-14               5.50           1,500,000                  1,673,880
Total                                                              40,297,141

Arkansas (0.6%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00           1,295,000                  1,318,893



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

1--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Arkansas (cont.)
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              13.79%         $1,585,000(g)              $1,656,182
County of Washington
  Refunding Revenue Bonds
  Regional Medical Center
  Series 2005B
   02-01-30               5.00           5,000,000                  5,039,150
County of Washington
  Revenue Bonds
  Construction Regional Medical Center
  Series 2005A
   02-01-35               5.00           5,250,000                  5,275,987
Independence County
  Refunding Revenue Bonds
  Entergy Arkansas Project
  Series 2005
   01-01-21               5.00           2,000,000                  2,029,380
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00           2,695,000                  2,837,512
   12-01-10               5.00           2,505,000                  2,666,698
Total                                                              20,823,802

California (19.6%)
Abag Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38           8,000,000                  8,174,240
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13           3,750,000                  4,082,513
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25           4,790,000                  5,013,214
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00           6,340,000                  6,661,438
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10              15.58           3,660,000(g)               3,964,585


 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

California (cont.)
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35%         $7,000,000                 $7,444,640
California State Department of Transportation
  Anticipation Revenue Bonds
  Federal Highway Grant
  Series 2004A (FGIC)
   02-01-12               5.00           9,000,000                  9,710,010
California State Department of Water Resources
  Prerefunded Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25          14,500,000                 15,497,165
   05-01-15               6.00           3,000,000                  3,432,900
California Statewide Communities Development Authority
  Certificate of Participation
  Linked Pars and Inflos
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60          44,800,000(n)              48,161,791
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88           7,000,000                  6,993,280
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50           4,000,000                  4,212,520
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25          15,195,000                 15,984,076
City of Los Angeles
  Revenue Bonds
  Series 2003A (FSA)
   02-01-13               5.00           4,450,000                  4,828,028
City of San Diego
  Revenue Bonds
  Water/Utility Fund
  Net System Revenue
  Series 1998 (FGIC)
   08-01-17               5.00           5,000,000                  5,232,000
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00           5,690,000                  5,851,824
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16               5.00           6,650,000                  7,189,182
Coronado Community Development Agency
  Tax Allocation Bonds
  Coronado Community Development Project
  Series 2005 (AMBAC)
   09-01-35               5.00           4,500,000                  4,697,730

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

California (cont.)
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-19               5.00%         $2,500,000                 $2,576,750
   06-01-45               5.00           5,520,000                  5,660,705
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A (FGIC)
   06-01-35               5.00           7,000,000                  7,326,550
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25           5,265,000                  5,760,910
   06-01-39               6.75           5,750,000                  6,466,450
   06-01-40               6.63           5,100,000                  5,696,700
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10           7,030,000                  7,453,487
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00           4,000,000                  4,141,560
Los Angeles County Sanitation Districts Financing Authority
  Revenue Bonds
  Capital Project
   10-01-13               5.00           3,500,000                  3,817,520
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00          11,750,000                 12,180,990
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13          15,500,000                 16,510,135
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18              15.14           3,330,000(g)               4,209,486
Los Angeles Unified School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75           5,000,000                  5,772,200
   07-01-16               5.75           5,000,000                  5,816,850
Modesto Irrigation District
  Refunding Certificate of Participation
  Capital Improvements
  Series 2003A (MBIA)
   07-01-18               5.00           1,610,000                  1,719,738
Northern California Power Agency
  Prerefunded Revenue Bonds
  Geothermal Project #3
  Series 1987A
   07-01-09               5.00          13,535,000                 14,077,077



See accompanying notes to investments in securities.

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2--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

California (cont.)
Palomar Pomerado Health
  Unlimited General Obligation Bonds
  Election of 2004
  Series 2005A (AMBAC)
   08-01-29               4.50%         $6,665,000                 $6,690,127
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater
  (FGIC) A.M.T.
   11-01-15              15.58           2,210,000(g)               2,689,681
Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater
  (FGIC) A.M.T.
   11-01-16              15.58           2,000,000(g)               2,426,960
San Diego Unified School District
  Series 2000A Inverse Floater
   07-01-20              13.18           3,180,000(g)               3,786,490
San Diego Unified School District
  Series 2000B Inverse Floater
   07-01-21              13.16           1,865,000(g)               2,219,947
San Diego Unified School District
  Series 2000C Inverse Floater
   07-01-22              13.18           1,370,000(g)               1,631,369
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election of 1998
  Series 2002D (FGIC)
   07-01-27               5.00           8,000,000                  8,585,600
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election of 1998
  Series 2003E (FSA)
   07-01-18               5.25           6,250,000                  6,889,500
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election of 1998
  Series 2004F (FSA)
   07-01-29               5.00           7,000,000                  7,370,580
San Francisco City & County Airports Commission
  Revenue Bonds
  2nd Series 2000-26A (FGIC) A.M.T.
   05-01-22               5.25          14,150,000                 14,985,699
San Francisco City & County Airports Commission
  Series 2000A Inverse Floater A.M.T.
   05-01-14              15.58           1,080,000(g)               1,352,030
San Francisco City & County Airports Commission
  Series 2000B Inverse Floater A.M.T.
   05-01-15              15.54           1,150,000(g)               1,435,971
San Francisco City & County Airports Commission
  Series 2000C Inverse Floater A.M.T.
   05-01-16              16.03           1,220,000(g)               1,539,372
San Francisco City & County Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-25               5.00          12,155,000                 12,786,331

 Municipal Bonds (continued)

Name of                 Coupon          Principal                   Value(a)
issuer and               rate            amount
title of
issue(i,j)

California (cont.)
San Francisco State Building Authority
  Prerefunded Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25%        $10,150,000                $10,499,566
San Jose Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2004A (MBIA)
   08-01-18               4.54           5,000,000                  5,146,050
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2003 (FGIC)
  08-01-33                4.90           5,000,000                  5,137,350
South Placer Wastewater Authority
  Prerefunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25          11,060,000                 12,019,123
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25               5.38           4,115,000                  4,435,024
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25           2,285,000                  2,456,215
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16              15.58           5,410,000(g)               6,944,330
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25           12,500,000                 13,456,250
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13           7,500,000                  7,772,025
   06-01-31               5.13          23,500,000                 24,389,004
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25          16,735,000                 18,142,747
   02-01-21               5.25           2,500,000                  2,687,025
   02-01-29               5.25           5,000,000                  5,318,050
   02-01-32               5.00           8,835,000                  9,155,534
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25           2,275,000                  2,479,727
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25          15,000,000                 16,121,850

 Municipal Bonds (continued)

Name of                 Coupon          Principal                   Value(a)
issuer and               rate            amount
title of
issue(i,j)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25%         $5,830,000                 $6,399,708
   03-01-28               5.00          15,470,000                 16,166,614
   04-01-29               5.30           5,590,000                  6,015,287
   02-01-33               5.00          11,140,000                 11,544,382
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00           2,500,000                  2,614,500
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25           8,225,000                  8,862,684
   07-01-14               5.25           9,980,000                 11,041,772
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00          12,550,000                 13,413,064
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25           4,835,000                  5,270,102
   11-01-22               5.00           5,000,000                  5,252,750
   11-01-23               5.13           5,000,000                  5,316,850
   11-01-24               5.13           8,000,000                  8,490,800
   11-01-29               5.25           5,375,000                  5,748,401
State of California
  Unlimited General Obligation Bonds
  Zero Coupon
  Series 1991-33 (MBIA)
   10-01-11               3.83          20,800,000(d)              16,934,735
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50             455,000                    489,275
   12-01-23               5.25           1,860,000                  1,975,971
   10-01-25               5.38             885,000                    943,038
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25           1,865,000                  2,002,208
Tobacco Securitization Authority of Northern California
  Prerefunded Asset-backed Revenue Bonds
  Series 2001A
   06-01-41               5.38           2,830,000                  3,077,823
Tobacco Securitization Authority of Southern California
  Asset-backed Revenue Bonds
  Series 2002A
   06-01-43               5.63           4,050,000                  4,157,082
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00           4,450,000                  4,637,701



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

3--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

California (cont.)

University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13%        $10,000,000                $10,348,800
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13          15,000,000                 16,123,500
   05-15-20               5.13           6,965,000                  7,468,570
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00           9,365,000                  9,777,247
   01-01-34               5.00           5,745,000                  5,975,087
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10           4,900,000                  5,036,269
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88            500,000                    525,780
Total                                                            692,477,771

Colorado (2.3%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25           3,255,000                  3,502,217
Aurora Centretech Metropolitan District
  Prerefunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23              14.71           5,699,785(k)              10,320,601
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
   06-01-23               5.25           1,200,000                  1,265,064
   06-01-29               5.00           4,250,000                  4,324,715
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15           3,500,000                  3,541,545
Denver City & County
  Prerefunded Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00           5,000,000                  5,331,500
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00          11,975,000                 12,292,936
   09-01-16               8.00           1,785,000                  1,832,392
   09-01-17               8.00           1,930,000                  1,980,759

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Colorado (cont.)
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              10.95%         $1,385,000(m)              $1,641,364
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00             305,000                    321,863
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50           5,940,000(l)               6,052,979
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80          10,600,000                 10,977,678
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30           2,100,000                  2,167,284
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25          13,300,000                 13,879,215
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00           3,300,000                  3,550,404
Total                                                              82,982,516


Connecticut (1.2%)
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2001D
   11-15-15               5.13           2,500,000                  2,684,100
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2002B
   06-15-16               5.50           7,900,000                  8,662,429
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-10               5.00           6,660,000                  7,081,045
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-18               5.50           2,380,000                  2,626,497
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00           5,000,000                  5,222,450
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2001E
   11-15-15               5.13           6,875,000                  7,366,631

 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Connecticut (cont.)
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38%         $8,990,000                 $9,859,063
Total                                                              43,502,215

District of Columbia (0.8%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25           4,100,000                  4,284,787
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50          13,790,000                 14,704,139
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001II Inverse Floater
  (MBIA) A.M.T.
   10-01-27              10.78           2,500,000(g)               2,831,450
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25           4,940,000                  5,166,450
Total                                                              26,986,826


Florida (3.5%)
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20           2,085,000                  2,101,430
Brevard County Health Facilities Authority
  Revenue Bonds
  Health First Incorporated Project
  Series 2005
   04-01-24               5.00           5,000,000                  5,151,550
Brevard County Health Facilities Authority
  Revenue Bonds
  Health First Incorporated Project
  Series 2005
   04-01-34               5.00           4,250,000                  4,327,350
Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50           2,660,000                  2,678,913
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50           9,400,000                 10,005,360
Collier County School Board
  Prerefunded Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38           5,000,000                  5,465,850


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

4--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Florida (cont.)
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00%         $4,125,000                 $4,446,998
County of Miami-Dade
  Unlimited General Obligation Bonds
  Building Better Communities Program
  Series 2005 (FGIC)
   07-01-33               5.00           7,000,000                  7,378,350
County of Orange
  Prerefunded Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63           8,000,000                  8,577,920
Crossings at Fleming Island Community Development District
  Revenue Bonds
   10-01-19               7.38          10,770,000                 10,957,828
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60              70,000                     69,986
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00           9,200,000                  9,627,892
Florida State Board of Education
  Unlimited General Obligation Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00           7,295,000                  7,796,750
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00           6,575,000                  6,970,289
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00           2,500,000                  2,829,125
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13             485,000                    486,601
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25             500,000                    507,230
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35           5,665,000                  5,787,704
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40           1,625,000                  1,616,940

 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Florida (cont.)
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2002B
   11-15-23               5.25%        $10,300,000                $10,778,229
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2005D
   11-15-35               5.00           8,550,000                  8,674,146
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00              40,000                     40,008
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25           1,770,000                  1,785,788
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90           1,000,000                  1,005,710
Tampa Bay Water Utility System
  Refunding & Improvement Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50           5,000,000                  5,192,150
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90             170,000                    170,267
Total                                                             124,430,364

Georgia (1.2%)
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21              14.64           5,600,000(g)               6,746,768
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater
  (FGIC) A.M.T.
   01-01-18              16.51           3,720,000(g)               4,595,056
Colquitt County Development Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.87          46,350,000(d)              22,943,713
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12               5.50           2,385,000                  2,620,757
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13               5.25           1,105,000                  1,201,069

 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Georgia (cont.)
Gwinnett County Water & Sewer Authority
  Prerefunded Revenue Bonds
  Series 2002
   08-01-24               5.25%         $5,000,000                 $5,391,200
Total                                                              43,498,563

Hawaii (1.3%)
City & County of Honolulu
  Unlimited General Obligation Refunding Bonds
  Series 1993 Inverse Floater
   09-07-06               7.10          10,000,000(g)              10,192,800
   09-11-08               7.40          10,000,000(g)              10,953,200
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary Project
  Series 2003B (XLCA) A.M.T.
   12-01-22               5.00          12,500,000                 12,959,125
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20              15.33           9,000,000(g)              10,966,410
Total                                                              45,071,535

Illinois (3.3%)
Chicago O'Hare International Airport
  Revenue Bonds
  2nd Lien Passenger Facility
  Series 2001C (AMBAC) A.M.T.
   01-01-11               5.25           3,260,000                  3,454,720
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A II Inverse Floater
  (AMBAC) A.M.T.
   01-01-20              15.07           1,885,000(g)               2,284,865
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B II Inverse Floater
  (AMBAC) A.M.T.
   01-01-21              15.07           2,070,000(g)               2,499,256
City of Chicago
  Prerefunded Unlimited General Obligation Project &
  Refunding Bonds
  Series 2001A (MBIA)
   01-01-38               5.50             110,000                    120,414
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25           5,000,000                  5,437,250
City of Chicago
  Unlimited General Obligation Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00           4,000,000                  4,142,760
City of Chicago
  Unrefunded Unlimited General Obligation Project &
  Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50           2,940,000                  3,135,833

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

5--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Illinois (cont.)
City of Chicago
  Unrefunded Unlimited General Obligation Project &
  Refunding Bonds
  Series 2001A (MBIA)
   01-01-38               5.50%        $10,890,000                $11,660,250
County of Cook
  Prerefunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-16               5.25           3,000,000                  3,211,260
Gilberts Special Service Area #9
  Prerefunded Special Tax Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88           3,407,000                  4,134,871
Illinois Finance Authority
  Prerefunded Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50           3,000,000                  3,226,260
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85           4,500,000                  5,089,320
Illinois Finance Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75          68,000,000(d)              35,748,279
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00           1,180,000                  1,249,998
   02-15-18               7.00           3,025,000                  3,691,740
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25           6,000,000                  6,301,560
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25          13,400,000                 14,279,978
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40           4,000,000                  4,322,080

 Municipal Bonds (continued)

Name of                 Coupon            Principal                   Value(a)
issuer and               rate              amount
title of
issue(i,j)

Illinois (cont.)
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-06              10.65%           $165,000                   $166,259
   12-01-07              10.65             185,000                    187,936
Will County Community Unit School District #365 - Valley View
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60           3,165,000(d)               2,019,302
Total                                                             116,364,191

Indiana (0.7%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
  01-05-16                6.25           8,000,000                  9,012,800
Indiana Health & Educational Facilities Authority
  Revenue Bonds
  Clarian Health Obligation
  Series 2006A
  02-15-36                5.00           4,375,000                  4,433,100
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GNMA/FNMA) A.M.T.
  07-01-33               14.81           1,620,000(g)               1,718,593
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A (GNMA/FNMA) A.M.T.
   01-01-33               5.45           1,090,000                  1,110,067
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00           3,680,000                  3,839,896
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40           1,045,000                  1,176,513
Wayne Township School Building Corporation - Marion County
  Prerefunded Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25           4,750,000                  5,220,725
Total                                                              26,511,694

Iowa (0.3%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38           6,000,000                  6,620,039

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Iowa (cont.)
Iowa Finance Authority
  Revenue Bonds
  Series 2001 II Inverse Floater
  (GMNA/FNMA) A.M.T.
   07-01-33              14.60%         $2,590,000(g)              $2,757,936
Tobacco Settlement Authority of Iowa
  Prerefunded Asset-backed Revenue Bonds
  Series 2001B
   06-01-25               5.30           1,150,000                  1,232,444
Total                                                              10,610,419

Kansas (0.2%)
Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00           7,730,000                  7,858,627

Louisiana (1.2%)
State of Louisiana
  Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-18               5.00           8,250,000                  8,845,980
   10-15-19               5.00           3,000,000                  3,203,190
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2001B
   05-15-30               5.50           5,980,000                  6,239,891
   05-15-39               5.88          23,325,000                 24,617,905
Total                                                              42,906,966

Maine (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00           3,000,000                  3,053,460

Maryland (1.3%)
County of Baltimore
  Prerefunded Unlimited General Obligation Bonds
  Metropolitan District
  67th Issue Series 2001
   06-01-12               5.50           3,500,000                  3,847,585
County of Baltimore
  Unlimited General Obligation Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25           3,215,000                  3,510,041
County of Howard
  Prerefunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25           1,020,000                  1,108,261
County of Howard
  Unrefunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25           6,275,000                  6,828,455



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

6--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Maryland (cont.)
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00%         $8,000,000                 $8,548,080
County of Montgomery
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   11-01-10               5.00          10,775,000                 11,487,981
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  Capital Improvement
  Series 2002A
   03-01-17               5.50           5,000,000                  5,762,950
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25           4,050,000                  4,170,690
Total                                                              45,264,043

Massachusetts (4.6%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00           4,435,000                  4,723,275
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14               5.00           9,000,000                  9,762,930
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2001D (MBIA)
   11-01-13               6.00          15,000,000                 17,185,499
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002A (FGIC)
   01-01-09               5.00          12,370,000                 12,871,603
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002E
   01-01-09               5.50           5,000,000                  5,258,500
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25          10,000,000                 10,870,300
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14               5.00           2,390,000                  2,576,420


 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate             amount
title of
issue(i,j)

Massachusetts (cont.)
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14               5.00%         $4,250,000                 $4,591,870
Massachusetts Bay Transportation Authority
  Special Assessment Bonds
  Series 2005A
   07-01-25               5.00           8,300,000                  8,834,022
   07-01-26               5.00           8,300,000                  8,807,628
   07-01-31               5.00           8,750,000                  9,222,938
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25           5,000,000                  6,018,350
Massachusetts Development Finance Agency
  Revenue Bonds
  Smith College
  Series 2005
   07-01-35               5.00           4,000,000                  4,188,000
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13           2,500,000                  2,633,600
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25           7,030,000                  8,121,970
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75           1,750,000                  1,772,050
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00           6,400,000                  6,826,688
   08-15-24               5.00           5,500,000                  5,844,575
   08-15-30               5.00           9,250,000                  9,785,113
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13           4,000,000                  4,130,440
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool Program
  Series 2004A
   08-01-16               5.25           5,000,000                  5,586,500
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50           3,500,000                  4,213,230

 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Massachusetts (cont.)
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75%         $9,000,000                 $9,271,620
Total                                                             163,097,121

Michigan (3.4%)
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00           2,500,000                  2,614,725
Charter County of Wayne
  Revenue Bonds
  Detroit Metropolitan Wayne County Airport
  Series 1998B (MBIA)
   12-01-11               5.25           4,040,000                  4,264,341
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvements
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
  05-01-33                5.00           3,500,000                  3,653,825
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25           5,000,000                  5,334,400
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00           2,855,000                  2,986,016
Kalamazoo City School District
  Unlimited General Obligation Bonds
  Building & Site
  Series 2001 (FSA)
   05-01-12               4.40           1,070,000                  1,107,397
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15               5.00           3,500,000                  3,822,700

Michigan unicipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25           5,500,000                  5,787,320
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00           9,840,000                 10,321,865
   10-01-10               5.00           5,195,000                  5,510,544
   10-01-14               5.00           4,585,000                  4,873,305
   10-01-20               5.00           1,990,000                  2,103,828



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

7--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Michigan (cont.)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50%         $5,000,000                 $5,659,750
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19               5.00           3,000,000                  3,208,200
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-13               5.25           3,780,000                  4,128,062
   01-01-14               5.25           5,000,000                  5,500,850
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00           4,500,000                  4,720,410
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2004 (MBIA)
   10-01-13               5.38           4,500,000                  4,975,200
Michigan State Hospital Finance Authority
  Revenue Bonds
  McLaren Health Care
  Series 2005C
   08-01-35               5.00           6,000,000                  6,153,720
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25           1,100,000(b,l)                    11
Saginaw Hospital Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22               5.13           8,000,000                  8,354,880
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25           9,250,000                  9,440,828
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30               7.38           4,140,000                  4,757,274
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001B
   07-01-30               8.75           1,020,000                  1,225,520
Summit Academy
  Prerefunded Certificate of Participation
  Full Term
  Series 1998
   09-01-18               7.00           1,720,000                  1,852,904

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Michigan (cont.)
Waverly Community School
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25%         $1,500,000                 $1,601,955
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00           2,930,000                  3,146,468
   11-15-17               5.00           3,020,000                  3,234,813
Total                                                             120,341,111

Minnesota (4.8%)
City of Maple Grove
  Revenue Bonds
  North Memorial Health Care
  Series 2005
   09-01-29               5.00           3,000,000                  3,093,810
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25           2,700,000                  2,699,919
   02-01-23               4.50           3,000,000                  3,067,860
   02-01-24               4.50           2,000,000                  2,054,940
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75           7,705,000(b,l)             5,008,250
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50           3,000,000                  3,169,770
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15               5.00           5,965,000                  6,466,895
Minneapolis-St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-25               5.00           5,585,000                  5,902,954
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16               5.63           5,000,000                  5,298,200
Minneapolis-St. Paul Metropolitan Airports Commission
  Subordinated Revenue Bonds
  Series 2005 (AMBAC)
   01-01-29               5.00           2,000,000                  2,098,820
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  Series 2006B A.M.T.
   07-01-37               4.90           3,500,000(c)               3,528,210
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2005C
   03-01-25               5.00           5,000,000                  5,324,050

 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate             amount
title of
issue(i,j)

Minnesota (cont.)
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13%         $2,000,000                 $2,092,420
Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63           6,050,000                  6,067,727
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10           5,000,000                  5,163,500
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73          17,500,000(d)               8,652,525
   01-01-23               6.80          26,500,000(d)              12,470,370
   01-01-25               6.75          17,500,000(d)               7,446,775
   01-01-26               6.75          17,500,000(d)               7,075,075
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25          15,000,000                 16,731,600
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25               6.00           1,250,000                  1,369,138
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13             465,000                    470,245
   11-01-17               7.13           2,070,000                  2,086,374
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00           2,390,000                  2,407,614
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00           2,540,000                  2,655,900
   12-01-27               5.13           5,465,000                  5,773,718
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50           9,230,000                  9,970,615
   11-01-14               5.50          10,000,000                 10,817,000
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-14               5.00           3,940,000                  4,208,196

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

8--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Minnesota (cont.)
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2004
   11-01-24               5.00%         $5,655,000                 $6,035,355
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2005
   10-01-19               5.00           5,500,000                  5,974,925
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00           4,275,000                  4,368,879
Total                                                             169,551,629

Mississippi (0.7%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00           4,250,000                  4,606,023
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2001
   09-01-12               5.50          10,000,000                 10,976,300
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   07-01-16               5.50           7,570,000                  8,536,159
Total                                                              24,118,482

Missouri (0.2%)
City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis International
  Series 2003A (FSA)
   07-01-11               5.25           4,150,000                  4,462,412
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   09-01-33              14.78           1,025,000(g)               1,097,734
Total                                                               5,560,146

Nebraska (0.1%)
Nebraska Public Power District
  Unrefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             725,000                    752,992
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00           1,370,000                  1,562,348
Total                                                               2,315,340


 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Nevada (0.6%)
Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50%         $4,775,000                 $5,049,992
County of Clark
  Revenue Bonds
  Southwest Gas Corporation Project
  Series 2005A (AMBAC) A.M.T.
   10-01-35               4.85           5,000,000                  5,053,299
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75           5,105,000(d)               2,845,017
   01-01-23               5.93           5,000,000(d)               2,265,550
Henderson
  Prerefunded Revenue Bonds
  Catholic HealthCare West
  Series 1998A
   07-01-26               5.38           1,130,000                  1,188,116
Henderson
  Unrefunded Revenue Bonds
  Catholic HealthCare West
  Series 1998A
   07-01-26               5.38           3,870,000                  3,950,264
Total                                                              20,352,238

New Hampshire (--%)
New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company Project
  Series 1996
   01-01-22               7.75           4,255,000(b,l)                    43

New Jersey (2.8%)
New Jersey Economic Development Authority
  Prerefunded Revenue Bonds
  School Facilities & Construction
  Series 2003F
   06-15-26               5.00           5,000,000                  5,394,850
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00           6,000,000                  6,370,860
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FSA)
   06-15-10               5.00           7,000,000                  7,379,750
New Jersey State Turnpike Authority
  Prerefunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00           3,215,000                  3,562,959

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

New Jersey (cont.)
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              16.61%         $4,330,000(g)              $6,118,680
New Jersey State Turnpike Authority
  Unrefunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00           7,785,000                  8,620,331
New Jersey Transportation Trust Fund Authority
  Prerefunded Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50           6,000,000                  6,683,640
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75          10,000,000                 11,193,800
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32               5.75           7,400,000                  7,716,868
   06-01-37               6.00          12,770,000                 13,360,867
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
   06-01-32               6.38           8,520,000                  9,343,373
   06-01-39               6.75           6,790,000                  7,583,004
   06-01-43               6.25           4,675,000                  5,079,434
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25           1,705,000                  1,862,423
Total                                                             100,270,839

New Mexico (0.1%)
New Mexico State Transportation Commission
  Unrefunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00           4,885,000                  5,175,853

New York (12.2%)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-14              16.10           1,790,000(g)               2,346,171
   05-15-15              16.10           1,890,000(g)               2,446,889
City of New York
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   05-15-16              16.11           1,175,000(g)               1,540,413
City of New York
         Unlimited General Obligation Bonds
         Series 2001G (FSA)
   08-01-11               5.25           5,000,000                  5,392,000



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

9--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

New York (cont.)
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75%         $8,210,000                 $9,103,166
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63           2,000,000                  2,208,280
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25           6,520,000                  7,028,104
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38           8,000,000                  8,624,880
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50          27,500,000                 30,034,124
   06-01-28               5.25          10,050,000                 10,702,547
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00           3,000,000                  3,160,440
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00           3,000,000                  3,112,980
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00           6,000,000                  6,376,500
Liberty Development Corporation
  Revenue Bonds
  Goldman Sachs Headquarters
  Series 2005
   10-01-35               5.25           7,750,000                  8,791,755
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75           5,000,000                  5,687,550
   11-15-32               5.75           5,855,000                  6,517,083
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50           4,000,000                  4,413,600
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50           4,250,000                  4,670,920
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50          10,160,000                 11,292,840
   07-01-13               5.50           2,750,000                  3,066,883

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

New York (cont.)
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-35               5.00%         $3,750,000                 $3,898,800
New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50           5,255,000                  5,726,636
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25               5.00          10,800,000                 11,409,228
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T.
   01-01-21               5.50           6,940,000                  7,434,614
   01-01-24               5.50           4,500,000                  4,802,355
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T.
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00           4,000,000                  4,170,360
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00           5,000,000                  5,197,550
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00           9,000,000                  9,377,190
New York City Transitional Finance Authority
  Prerefunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50             375,000                    401,884
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50           5,000,000                  5,438,050
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-23               5.00           5,000,000                  5,280,600
   02-01-31               5.00           4,000,000                  4,175,440
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25           5,000,000                  5,405,300

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

New York (cont.)
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00%         $4,255,000                 $4,452,772
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65           4,210,000(d)               3,059,744
New York Mortgage Agency
  Revenue Bonds
  Series 2002A-II Inverse Floater A.M.T.
   04-01-32              14.13           4,965,000(g)               5,397,253
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25           1,615,000                  1,715,550
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18               5.75           5,500,000                  6,277,315
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00           2,725,000                  2,885,285
New York State Dormitory Authority
  Revenue Bonds
  Education
  Series 2005F
   03-15-23               5.00           4,935,000                  5,263,572
New York State Dormitory Authority
  Revenue Bonds
  Hospital
  Series 2004A (FHA/FSA)
   08-15-13               5.25           4,915,000                  5,376,863
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30               5.00           5,000,000                  5,276,650
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005E (FGIC)
   02-15-22               5.00           4,365,000                  4,636,590
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50          24,530,000                 26,787,740



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

10--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                   Value(a)
issuer and               rate            amount
title of
issue(i,j)

New York (cont.)
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10%        $13,600,000                $13,723,079
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              14.66           7,520,000(g)               8,017,899
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  Series 2004
   06-15-26               5.00           4,000,000                  4,247,560
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00           9,000,000                  9,408,600
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00           9,000,000                  9,449,190
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32               5.00           3,500,000                  3,676,155
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00          12,210,000                 12,826,360
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50           3,500,000                  4,017,265
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50           5,000,000                  5,468,600
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2005B (AMBAC)
   04-01-22               5.00           4,475,000                  4,791,248
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50           7,500,000                  8,173,875


 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

New York (cont.)
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   03-15-12               5.25%         $2,595,000                 $2,828,239
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00           4,780,000                  5,113,835
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24               5.00           4,000,000                  4,266,920
   01-01-28               5.00           3,500,000                  3,722,390
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17               5.00           9,000,000                  9,767,430
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00           7,000,000                  7,345,170
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 II Inverse Floater
  (MBIA) A.M.T.
   10-15-21              15.53           3,505,000(g)               3,923,707
Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23               5.00           4,550,000                  4,861,584
Suffolk County Industrial Development Agency
  Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25           1,250,000                  1,347,638
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50           2,500,000                  2,671,050
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50           9,500,000                 10,020,695
   06-01-15               5.50           4,525,000                  4,834,601
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-29               5.13           5,415,000                  5,746,723
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00           2,750,000                  2,758,470
Total                                                             433,372,749


 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

North Carolina (3.2%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50%         $5,695,000                 $6,419,290
   07-01-15               5.50           5,155,000                  5,854,946
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00           3,600,000                  3,681,756
   02-01-14               4.10           3,600,000                  3,697,884
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00           6,220,000                  6,796,594
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1988A
   01-01-26               6.00           1,940,000                  2,348,312
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1989A
   01-01-10               7.50          15,125,000                 17,285,454
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25           5,000,000                  5,133,950
   01-01-09               6.13          10,000,000                 10,603,400
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50          15,000,000                 16,025,550
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13              15.34           3,330,000(g)               3,703,393
North Carolina Eastern Municipal Power Agency
  Unrefunded Revenue Bonds
  Series 1989A
   01-01-10               7.50          14,035,000                 15,777,165
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 II Inverse Floater A.M.T.
   01-01-34              14.08           2,890,000(g)               3,018,923
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50           6,500,000                  6,981,000
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00           1,900,000                  2,022,037
State of North Carolina
  Prerefunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25           5,000,000                  5,338,300
Total                                                             114,687,954


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

11--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Ohio (4.6%)
Canal Winchester Local School District
  Unlimited General Obligation Bonds
  Series 2005 (MBIA)
   12-01-25               5.00%         $4,500,000                 $4,794,480
Cincinnati City School District
  Unlimited General Obligation Bonds
  Classroom Facilities Construction & Improvement
  Series 2003 (FSA)
   12-01-31               5.00           6,500,000                  6,827,210
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38           1,000,000                  1,092,510
City of Columbus
  Prerefunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75           2,000,000                  2,193,000
County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13               5.13           3,000,000                  2,840,580
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00           6,000,000                  6,747,180
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30               7.50           2,000,000                  2,227,360
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00           9,000,000                  9,341,369
   05-01-32               5.00           3,250,000                  3,371,030
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00           2,765,000                  2,903,527
   12-01-31               5.00           5,000,000                  5,231,400
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00           4,000,000                  4,272,520
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25           5,170,000                  5,520,526
   05-15-24               5.25           2,625,000                  2,789,535

 Municipal Bonds (continued)

Name of                 Coupon          Principal                   Value(a)
issuer and               rate            amount
title of
issue(i,j)

Ohio (cont.)
Franklin County
  Refunding Revenue Bonds
  Trinity Health Credit
  Series 2005A
   06-01-20               5.00%         $3,750,000                 $3,945,338
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00           3,000,000                  3,163,470
   12-01-33               5.00           1,500,000                  1,570,020
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28               5.00           4,960,000                  5,209,091
Ohio Air Quality Development Authority
  Refunding Revenue Bonds
  Pollution Control - Dayton Power
  Series 2005B (FGIC)
   01-01-34               4.80           8,800,000                  8,992,016
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006A (GNMA) A.M.T.
   09-01-26               4.75           4,500,000                  4,507,110
   09-01-36               4.90           4,500,000                  4,510,575
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24               4.75           7,230,000                  7,491,292
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correction
  Series 2005A (FSA)
   04-01-22               5.00           4,250,000                  4,534,028
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25            750,000                    819,720
Ohio State University
  Revenue Bonds
  Series 2005A
   06-01-30               4.75          18,385,000                 18,896,470
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25           6,545,000                  7,082,345
   09-15-20               5.00           3,780,000                  4,008,274
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20               5.00           3,250,000                  3,450,655

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Ohio (cont.)
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23               5.00%         $6,375,000                 $6,799,129
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2002G
   05-01-12               5.25           6,855,000                  7,450,974
State of Ohio
  Unlimited General Obligation Bonds
  Infrastructure Improvement
  Series 2005A
   09-01-21               5.00           4,500,000                  4,819,590
University of Cincinnati
  Revenue Bonds
  Series 2005A (AMBAC)
   06-01-19               5.00           4,000,000                  4,312,760
Total                                                             161,715,084


Oklahoma (0.1%)
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00           1,185,000                  1,260,568
   01-01-13               5.00           1,020,000                  1,079,935
Total                                                               2,340,503

Oregon (0.6%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00           2,250,000                  2,403,563
   06-15-12               5.25           1,000,000                  1,080,690
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00           5,000,000                  5,353,850
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25           3,335,000                  3,544,571
Salem-Keizer School District #24J
  Prerefunded Unlimited General Obligation Bonds
  Series 1999
   06-01-19               5.00           3,500,000                  3,658,410
Umatilla County Hospital Facility Authority
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-32               5.00           2,255,000                  2,331,174


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

12--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Oregon (cont.)
Washington Multnomah & Yamhill Counties
  Ore School District #1J
  Unlimited General Obligation Bonds
  Series 2001 (MBIA)
   06-01-11               5.00%         $2,995,000                 $3,198,031
Total                                                              21,570,289

Pennsylvania (1.3%)
City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-09               5.00           7,650,000                  7,987,595
Commonwealth of Pennsylvania
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-12               5.50           5,970,000                  6,555,597
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C (FSA)
   10-01-09               5.00           3,990,000                  4,185,390
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25           3,130,000                  3,407,756
Garnet Valley School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00           2,000,000                  2,139,440
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25           7,500,000                  7,599,000
Pennsylvania Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 2005A A.M.T.
   04-01-26               4.88           5,200,000                  5,246,904
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25           1,000,000                  1,119,500
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50           7,925,000                  8,643,719
Total                                                              46,884,901

Puerto Rico (2.0%)(f)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50           2,140,000                  2,444,329

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Puerto Rico (cont.)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00%         $8,000,000                 $8,370,960
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88           5,000,000                  5,212,000
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   07-01-30               5.00           6,000,000                  6,260,580
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13           5,000,000                  5,287,150
Puerto Rico Highway & Transportation Agency
  Revenue Bonds
  Series 2003G
   07-01-33               5.00           7,000,000                  7,185,220
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13               6.25           1,000,000                  1,143,670
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
   07-01-19               5.00           2,500,000                  2,676,825
   07-01-20               5.00          11,130,000                 11,784,222
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28              13.83           3,020,000(g)               3,172,570
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00           3,150,000                  3,371,634
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Government Facilities
  Series 2004I
   07-01-33               5.25           8,500,000                  9,023,005
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21              13.70         3,120,000(g)                 3,480,079
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25           3,000,000                  3,248,070
Total                                                              72,660,314


 Municipal Bonds (continued)

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Rhode Island (0.1%)
Rhode Island Housing & Mortgage Finance Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006A
   10-01-26               4.65%         $2,000,000                 $2,007,280
   04-01-33               4.85           2,000,000                  2,008,680
Total                                                               4,015,960

South Carolina (1.2%)
Charleston Educational Excellence Finance
  Revenue Bonds
  Charleston County School District
  Series 2005
   12-01-22               5.25           3,250,000                  3,501,518
   12-01-30               5.25           3,000,000                  3,192,750
Cherokee County
  Revenue Bonds
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40           4,160,000                  4,434,310
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50           4,685,000                  4,998,427
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-09               5.00           3,000,000                  3,133,590
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25          10,000,000                 10,613,900
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50           6,000,000                  6,272,280
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00           2,000,000                  2,110,180
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00           5,035,000                  5,307,091
Total                                                              43,564,046

South Dakota (0.3%)
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70           7,260,000                  9,006,538



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

13--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Tennessee (0.5%)
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10-01-44               5.00%        $13,000,000                $13,674,050
Shelby County Health Educational & Housing Facilities Board
  Revenue Bonds
  St. Jude's Childrens Research
  Series 1999
   07-01-29               5.38           5,000,000                  5,228,950
Total                                                              18,903,000

Texas (5.1%)
Aldine Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00           2,000,000                  2,127,740
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50           3,485,000                  3,917,454
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00           3,690,000                  3,927,673
   03-01-12               5.00           3,400,000                  3,603,048
City of Houston
  Prerefunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75           5,000,000                  5,603,350
City of Houston
  Revenue Bonds
  Series 2000 II Inverse Floater
  (FSA) A.M.T.
   07-01-18              14.54           4,350,000(g)               5,136,002
   07-01-19              14.57           2,660,000(g)               3,135,448
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25          10,000,000                 10,471,600
   02-01-10               5.25          10,000,000                 10,611,600
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25           1,000,000                  1,078,870
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00           3,550,000                  3,733,322

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Texas (cont.)
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00%         $5,000,000                 $5,276,250
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-19               5.00           4,000,000                  4,213,160
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50           2,000,000                  2,136,940
Dawson County Hospital District
  Unlimited General Obligation Bonds
  Series 2005 (AMBAC)
   02-15-31               5.13           4,000,000                  4,212,520
Duncanville Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25           6,315,000                  6,674,387
Fate Higher Education Facilities Corporation
  Prerefunded Revenue Bonds
  North Hills School Project
  Series 2000
   12-01-25               7.75           5,600,000                  6,435,240
Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25           4,000,000                  4,194,520
Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2004A
  (Permanent School Fund Guarantee)
   08-15-26               5.25           4,000,000                  4,307,880
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00           2,045,000                  2,108,211
Harris County Flood Control District
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   10-01-23               5.25           5,000,000                  5,393,400
Houston Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-32               5.00           2,500,000                  2,615,575

 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Texas (cont.)
North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Baylor Health Care System Project
  Series 2001A
   05-15-29               5.13%         $2,000,000                 $2,054,440
North Harris County Regional Water Authority
  Revenue Bonds
  Senior Lien
  Series 2005 (MBIA)
   12-15-32               5.00           3,500,000                  3,654,000
Northside Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50           3,720,000                  4,032,517
Round Rock Independent School District
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27           8,300,000(d)               7,022,879
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50           3,420,000                  3,784,811
Tarrant County Health Facilities Development Authority
  Revenue Bonds
  Texas Health Resources System
  Series 1997A (MBIA)
   02-15-22               5.25           6,000,000                  6,238,800
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A II Inverse Floater
  (MBIA) A.M.T.
   03-01-34              14.78           2,180,000(g)               2,460,915
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B II Inverse Floater
  (MBIA) A.M.T.
   09-01-33              14.82           1,920,000(g)               2,167,046
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25           8,000,000                  8,448,640
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25           3,500,000                  3,534,335
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00          10,650,000                 11,220,946



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

14--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon         Principal                    Value(a)
issuer and               rate           amount
title of
issue(i,j)

Texas (cont.)
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50%        $10,000,000                $10,704,300
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25           1,605,000                  1,693,901
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25           3,000,000                  3,120,900
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00           7,110,000                  7,435,140
Wylie Independent School District
  Unlimited General Obligation Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80           3,385,000(d)               2,620,261
Total                                                             181,108,021

Utah (1.6%)
Community of Eagle Mountain
  Special Assessment Bonds
  Special Improvement District 2000-1
  Series 2006
   02-01-21               8.25           5,105,000                  5,270,300
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10           9,636,000(l)               9,636,289
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               0.00           3,920,000(h,l)             1,125,432
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00           2,265,000                  2,395,056
   06-01-11               5.00           2,380,000                  2,536,652
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25          16,600,000                 17,403,938


 Municipal Bonds (continued)

Name of                 Coupon           Principal                   Value(a)
issuer and               rate             amount
title of
issue(i,j)

Utah (cont.)
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17              15.43%        $15,330,000(g)             $16,570,350
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13           2,235,000                  2,255,853
Total                                                              57,193,870

Vermont (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50           2,000,000                  2,220,740
   10-01-16               5.50           2,110,000                  2,337,669
Total                                                               4,558,409

Virginia (1.3%)
City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13          10,750,000                 11,376,725
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25           2,150,000                  2,273,324
   07-15-10               5.25           2,150,000                  2,303,747
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00           5,400,000                  5,664,708
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00           3,010,000                  3,242,131
Henrico County
  Unlimited General Obligation
  Refunding & Public Improvement Bonds
  Series 2003
   01-15-10               5.00           5,790,000                  6,116,324
Loudoun County Sanitation Authority
  Revenue Bonds
  Series 2004
   01-01-33               5.00           5,000,000                  5,273,350
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2005
   06-01-26               5.50           2,075,000                  2,129,718
   06-01-37               5.63           2,500,000                  2,544,450
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00           4,320,000                  4,605,293


 Municipal Bonds (continued)

Name of                 Coupon          Principal                   Value(a)
issuer and               rate            amount
title of
issue(i,j)

Virginia (cont.)
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
  01-01-24                4.85%         $1,700,000                 $1,709,316
Total                                                              47,239,086

Washington (2.4%)
City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-10               4.50           2,050,000                  2,125,727
City of Tacoma
  Prerefunded Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75           5,000,000                  5,528,350
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12               5.50           5,000,000                  5,467,650
Clark County
  Prerefunded Revenue Bonds
  Series 2001B Escrowed to Maturity (AMBAC)
   12-01-12               5.25             460,000                   503,337
Clark County
  Unrefunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25           2,105,000                  2,298,050
County of King
  Unrefunded Limited General Obligation Bonds
  Series 2002
   12-01-13               5.50          12,925,000                 14,340,675
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00           3,620,000                  3,828,910
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00          17,750,000                 19,680,134
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75           3,195,000                  3,604,823
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000-389 Inverse Floater
   07-01-18              15.15           4,010,000(g)               4,917,664
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000-389 Inverse Floater
   07-01-19              15.13           3,975,000(g)               4,854,946
State of Washington
  Unlimited General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2005C
   06-01-28               5.00           4,000,000                  4,202,120



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

15--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon          Principal                    Value(a)
issuer and               rate            amount
title of
issue(i,j)

Washington (cont.)
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00%         $3,000,000                 $3,255,990
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75          10,000,000(n)              10,822,500
Total                                                              85,430,876

West Virginia (0.2%)
West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00           7,500,000                  7,870,500

Wisconsin (0.9%)
Badger Tobacco Asset Securitization Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-27               6.13          12,695,000                 13,463,809
Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00           2,860,000                  2,986,784
   06-01-10               5.00           2,955,000                  3,119,919
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33               5.13          13,700,000                 14,105,383
Total                                                              33,675,895

Wyoming (0.1%)
Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21              14.07           2,155,000(g)               2,370,328

Total Municipal Bonds
(Cost: $3,236,906,708)                                         $3,378,793,569

 Municipal Notes (3.9%)

Issue(e,i,j)           Effective           Amount                    Value(a)
                         yield           payable at
                                          maturity

Alabama (--%)
Parrish Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company Project
  V.R.D.N. Series 1994
   06-01-15               3.01           1,700,000                  1,700,000


 Municipal Notes (continued)

Issue(e,i,j)           Effective           Amount                    Value(a)
                         yield           payable at
                                          maturity

California (0.4%)
California School Facilities Financing Corporation
  Certificate of Participation
  Capital Improvement Financing Projects
  V.R.D.N. Series 1998 (Allied Irish Bank)
   07-01-22               3.10%         $4,400,000                 $4,400,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002C-9 (Citibank)
   05-01-22               3.12           9,600,000                  9,600,000
Total                                                              14,000,000

Connecticut (0.3%)
Connecticut Housing Finance Authority
  Revenue Bonds
  Housing Mortgage Finance Program
  V.R.D.N. Series 2002D-1
  (Federal Home Loan Bank) AMBAC
   11-15-23               3.18          12,300,000                 12,300,000

Florida (0.2%)
Orlando & Orange County Expressway Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 2003C (Dexia Credit Loan) FSA
   07-01-25               3.18           7,035,000                  7,035,000

Georgia (0.1%)
Gainesville & Hall County Development Authority
  Revenue Bonds
  Senior Living Facility - Lanier Village
  V.R.D.N. Series 2003B (LaSalle Bank)
  Radian Group Financial Guaranty
   11-15-33               3.03           2,100,000                  2,100,000

Illinois (0.4%)
City of Chicago
  Refunding Unlimited General Obligation Bonds
  V.R.D.N. Series 2005D (Dexia Credit Local) FSA
   01-01-40               3.18          15,000,000                 15,000,000

Indiana (0.3%)
Indiana Health Facility Financing Authority
  Revenue Bonds
  Community Hospitals Project
  V.R.D.N. Series 2000A (Bank of America)
   07-01-28               3.19           4,100,000                  4,100,000
Indianapolis Local Public Improvement Bond Bank
  Refunding Revenue Bonds
  V.R.D.N. Series 2002F-1 (Bank One) MBIA
   02-01-20               3.17           6,000,000                  6,000,000
Total                                                              10,100,000

Massachusetts (0.3%)
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 1998D (Dexia Credit Local) FGIC
   11-01-26               3.19           9,500,000                  9,500,000
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 2000B
  (Bayerische Landesbank) FGIC
   08-01-37               3.19           1,800,000                  1,800,000
Total                                                              11,300,000

 Municipal Notes (continued)

Issue(e,i,j)           Effective           Amount                    Value(a)
                         yield           payable at
                                           maturity

Mississippi (--%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
   06-01-23               2.97%           $200,000                   $200,000

New York (0.2%)
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2005E-4
  (Bank of America)
   08-01-34               3.17           5,400,000                  5,400,000
Metropolitan Transportation Authority
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2004A-1
  (Depfa Bank) CIFG
   11-01-34               3.13           2,500,000                  2,500,000
Total                                                               7,900,000

North Carolina (0.3%)
Halifax County Industrial Facilities &
  Pollution Control Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  V.R.D.N. Series 1991 (Dexia Credit Local) A.M.T.
   12-01-19               3.08          10,000,000                 10,000,000

Ohio (--%)
Ohio Air Quality Development Authority
  Revenue Bonds
  Pollution Control - Ohio Edison Company
  V.R.D.N. Series 1988
  (Wachovia Bank) A.M.T.
   09-01-18               3.00           1,000,000                  1,000,000

Pennsylvania (0.3%)
City of Philadelphia
  Revenue Bonds
  Sixth Series
  V.R.D.N. Series 2006 FSA
   08-01-31               3.18          10,000,000                 10,000,000

Rhode Island (0.2%)
Warwick Housing Authority
  Revenue Bonds
  Trafalgar East Apartments Project
  V.R.D.N. Series 2001
  (Fleet Bank) A.M.T.
   09-01-31               3.08           6,700,000                  6,700,000

Tennessee (0.2%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 1995 (Bank of America)
   10-01-25               3.19           1,600,000                  1,600,000



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

16--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issue(e,i,j)           Effective           Amount                    Value(a)
                         yield           payable at
                                           maturity

Tennessee (cont.)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               3.00%           $670,000                   $670,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2004 (Bank of America)
   07-01-34               3.00             300,000                    300,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee Couny Loan Pool
  V.R.D.N. Series 2002 (Bank of America)
   04-01-32               3.00           2,200,000                  2,200,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2006 (Bank of America)
   02-01-36               3.00           3,800,000                  3,800,000
Total                                                               8,570,000


 Municipal Notes (continued)

Issue(e,i,j)           Effective           Amount                    Value(a)
                         yield           payable at
                                           maturity

Texas (--%)
Bell County Health Facility Development Corporation
  Revenue Bonds
  Scott & White Memorial Hospital
  V.R.D.N. Series 2001-1
  (JPMorgan Chase Bank) MBIA
   08-15-31               3.01%           $440,000                   $440,000
Lower Neches Valley Authority Industrial
  Development Corporation
  Revenue Bonds
  Mobil Oil Refining Corporation Project
  V.R.D.N. Series 1999 A.M.T.
   04-01-29               2.96             100,000                    100,000
Total                                                                 540,000

Virginia (0.6%)
Norfolk Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Old Dominion University Project
  V.R.D.N. Series 2005 (Bank of America) CIFG
   08-01-33               3.19          10,000,000                 10,000,000
Richmond Industrial Development Authority
  Revenue Bonds
  Cogentrix of Richmond Project
  V.R.D.N. Series 1990A (Banque Paribas) A.M.T.
   12-01-17               3.08           6,500,000                  6,500,000
Total                                                              16,500,000

 Municipal Notes (continued)

Issue(e,i,j)           Effective          Amount                    Value(a)
                         yield          payable at
                                         maturity

Wyoming (0.1%)
Uinta County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N Series 1993
   08-15-20               2.97%         $2,000,000                 $2,000,000

Total Municipal Notes
(Cost: $136,945,000)                                             $136,945,000

Total Investments in Securities
(Cost: $3,373,851,708)(o)                                      $3,515,738,569


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,690,140.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.0% of net assets at Feb. 28, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2006. At Feb. 28, 2006, the value of inverse floaters represented 4.9% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA     --   ACA Financial Guaranty Corporation

      AMBAC   --   Ambac Assurance Corporation

      BIG     --   Bond Investors Guarantee

      CGIC    --   Capital Guaranty Insurance Company

      CIFG    --   IXIS Financial Guaranty

      FGIC    --   Financial Guaranty Insurance Company

      FHA     --   Federal Housing Authority

      FNMA    --   Federal National Mortgage Association

      FHLMC    --   Federal Home Loan Mortgage Corporation

      FSA     --   Financial Security Assurance

      GNMA    --   Government National Mortgage Association

      MBIA    --   MBIA Insurance Corporation

      XLCA    --   XL Capital Assurance

--------------------------------------------------------------------------------

17--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

(j)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At Feb. 28, 2006, the value of
                     securities subject to alternative minimum tax represented
                     7.0% of net assets.

      B.A.N.    --   Bond Anticipation Note

      C.P.      --   Commercial Paper

      R.A.N.    --   Revenue Anticipation Note

      T.A.N.    --   Tax Anticipation Note

      T.R.A.N.  --   Tax & Revenue Anticipation Note

      V.R.      --   Variable Rate

      V.R.D.B.  --   Variable Rate Demand Bond

      V.R.D.N.  --   Variable Rate Demand Note

(k) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2006, is as follows:

    Security                                                                              Acquisition             Cost
                                                                                             dates
    County of Carbon
      Refunding Revenue Bonds
      Sunnyside Cogeneration
      Series 1999A A.M.T.
        7.10% 2023                                                                         08-31-99             $9,636,000

    County of Carbon
      Refunding Revenue Bonds
      Sunnyside Cogeneration
      Series 1999B A.M.T.
        0.00% 2024                                                                         08-31-99              3,920,000

    Loveland Special Improvement
      District #1 Special Assessment Bonds
      Series 2000
        7.50% 2029                                                                         04-20-00              5,625,405

    Maplewood
      Revenue Bonds
      Care Institute
      Series 1994
        7.75% 2024                                                                         03-02-94              7,505,854

    Michigan Strategic Fund
      Refunding Revenue Bonds
      Environmental Improvement
      Crown Paper Company
      Series 1997B
        6.25% 2012                                                                         08-26-97              1,100,000

    New Hampshire Business Finance Authority
      Refunding Revenue Bonds
      Crown Paper Company Project
      Series 1996
        7.75% 2022                                                                         07-15-96              4,255,000

(m) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n) This security may be separated into floating and inverse floating rate securities which may be traded separately.

(o) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $3,373,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $158,978,000

      Unrealized depreciation                                 (17,091,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                            $141,887,000



--------------------------------------------------------------------------------

18--RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

19--RiverSource Tax-Exempt High Income FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6430-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006